Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0001901164
Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A